Intangible Assets	12 Months Ended
Dec. 31, 2014
Vaporin Inc [Member]
Intangible Assets

NOTE 6 – INTANGIBLE ASSETS

Intangible assets consist of the following:

	December 31, 2014	December 31, 2013
Website, capitalized	$17,678	$17,678
Less: accumulated amortization	(16,206)	(5,402)
	$1,472	$12,276

Amortization for the twelve months ended December 31, 2014 and 2013 was $10,804 and $5,402 respectively.